additional statement of cash flow information	12 Months Ended
Dec. 31, 2019
additional statement of cash flow information
additional statement of cash flow information

31   additional statement of cash flow information

(a)    Statements of cash flows – operating activities, investing activities and financing activities

Years ended December 31 (millions)	Note	2019	2018
OPERATING ACTIVITIES
Net change in non-cash operating working capital
Accounts receivable		$(329)	$74
Inventories		(61)	4
Contract assets		123	(103)
Prepaid expenses		—	(46)
Accounts payable and accrued liabilities		73	(11)
Income and other taxes receivable and payable, net		(287)	277
Advance billings and customer deposits		(10)	12
Provisions		159	49
		$(332)	$256
INVESTING ACTIVITIES
Cash payments for capital assets, excluding spectrum licences
Capital asset additions
Gross capital expenditures
Property, plant and equipment (excluding effects of asset retirement obligations)	17	$(2,772)	$(2,383)
Intangible assets subject to amortization	18	(660)	(657)
		(3,432)	(3,040)
Additions arising from leases	17	509	102
Additions arising from non-monetary transactions		17	24
Capital expenditures	5	(2,906)	(2,914)
Effects of asset retirement obligations		(153)	15
		(3,059)	(2,899)
Other non-cash items included above
Change in associated non-cash investing working capital		(31)	47
Non-cash change in asset retirement obligation		138	(22)
		107	25
		$(2,952)	$(2,874)
FINANCING ACTIVITIES
Shares of subsidiary (purchased from) issued to non-controlling interests
(Purchase) issue of shares		$(9)	$43
Non-monetary issue of shares in business combination		—	(19)
		$(9)	$24

(b)    Changes in liabilities arising from financing activities

		Statement of cash flows		Non-cash changes
				Foreign
			Redemptions,	exchange
	Beginning	Issued or	repayments or	movement		End of
(millions)	of period	received	payments	(Note 4(i))	Other	period
YEAR ENDED DECEMBER 31, 2018
Dividends payable to holders of Common Shares	$299	$—	$(1,226)	$—	$1,253	$326
Dividends reinvested in shares from Treasury	—	—	85	—	(85)	—
	$299	$—	$(1,141)	$—	$1,168	$326
Short-term borrowings	$100	$26	$(93)	$(1)	$68	$100
Long-term debt
TELUS Corporation senior notes	$11,561	$1,725	$(1,250)	$170	$(20)	$12,186
TELUS Corporation commercial paper	1,140	3,678	(4,115)	71	—	774
TELUS Communications Inc. debentures	620	—	—	—	—	620
TELUS International (Cda) Inc. credit facility	339	97	(50)	33	—	419
Lease liabilities	—	—	(3)	—	105	102
Derivatives used to manage currency risks arising from U.S. dollar- denominated long-term debt – liability (asset)	93	4,115	(4,074)	(241)	34	(73)
	13,753	9,615	(9,492)	33	119	14,028
To eliminate effect of gross settlement of derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt	—	(4,115)	4,115	—	—	—
	$13,753	$5,500	$(5,377)	$33	$119	$14,028

	Beginning of period			Statement of cash flows		Non-cash changes
		IFRS 16, Leases				Foreign
		transitional			Redemptions,	exchange
	As previously	amount	As	Issued or	repayments	movement		End of
(millions)	reported	(Note 2(c))	adjusted	received	or payments	(Note 4(i))	Other	period
YEAR ENDED DECEMBER 31, 2019
Dividends payable to holders of Common Shares	$326	$—	$326	$—	$(1,332)	$—	$1,358	$352
Dividends reinvested in shares from Treasury	—	—	—	—	183	—	(183)	—
	$326	$—	$326	$—	$(1,149)	$—	$1,175	$352
Short-term borrowings	$100	$—	$100	$850	$(851)	$—	$1	$100
Long-term debt
TELUS Corporation senior notes	$12,186	$—	$12,186	$3,474	$(1,000)	$(145)	$(36)	$14,479
TELUS Corporation commercial paper	774	—	774	4,135	(3,860)	(34)	—	1,015
TELUS Communications Inc. debentures	620	—	620	—	—	—	1	621
TELUS International (Cda) Inc. credit facility	419	—	419	96	(64)	(22)	2	431
Other	—	—	—	—	(8)	—	275	267
Lease liabilities	102	1,381	1,483	—	(333)	(16)	527	1,661
Derivatives used to manage currency risk arising from U.S. dollar-denominated long-term debt – liability (asset)	(73)	—	(73)	3,860	(3,856)	179	(147)	(37)
	14,028	1,381	15,409	11,565	(9,121)	(38)	622	18,437
To eliminate effect of gross settlement of derivatives used to manage currency risk arising from U.S. dollar-denominated long‑term debt	—	—	—	(3,860)	3,860	—	—	—
	$14,028	$1,381	$15,409	$7,705	$(5,261)	$(38)	$622	$18,437